Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000230760 [Member] | United States Treasury Bill 5 196 8 20 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000230760 [Member] | United States Treasury Bill 5 140 10 24 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000230760 [Member] | United States Treasury Bill 5 175 9 26 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230760 [Member] | United States Treasury Bill 5 174 7 11 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230760 [Member] | United States Treasury Bill 5 170 7 25 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230760 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230760 [Member] | United States Treasury Note 2 875 5 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Note 1 375 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230760 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230760 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000230760 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230760 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000230760 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000230760 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230762 [Member] | United States Treasury Bill 5 196 8 20 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000230762 [Member] | United States Treasury Bill 5 140 10 24 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000230762 [Member] | United States Treasury Bill 5 175 9 26 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000230762 [Member] | United States Treasury Bill 5 174 7 11 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230762 [Member] | United States Treasury Bill 5 170 7 25 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230762 [Member] | United States Treasury Note 3 375 5 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230762 [Member] | United States Treasury Note 2 875 5 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Note 1 375 11 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | United States Treasury Note 4 125 11 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230762 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230762 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230762 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230762 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000230762 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230762 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000230762 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000230762 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)